Cover	Oct. 20, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2020
Entity File Number	001-01342
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Central Index Key	0000016875
Entity Tax Identification Number	98-0355078
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	(403)
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares, without par value, of Canadian Pacific Railway Limited [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Railway Limited
Trading Symbol	CP
Security Exchange Name	NYSE
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	CP40
Security Exchange Name	NYSE